Other asset (Tables)	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Summary of other asset

Cost
Balance as at November 30, 2020, 2021 and 2022	$19,530

Accumulated amortization

Balance as at November 30, 2020	$12,207
Amortization	4,882

Balance as at November 30, 2021	$17,089
Amortization	2,441

Balance as at November 30, 2022	$19,530

Net carrying amounts
November 30, 2022	$-
November 30, 2021	$2,441